REDEEMABLE CONVERTIBLE PREFERRED STOCK - Redeemable Convertible Preferred Stock (Details) - USD ($)		1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	May 09, 2022	Oct. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 31, 2022
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)									$ 0.0001
Shares Authorized			25,000		0	25,000		0	7,636,950
Redeemable convertible preferred stock, shares issued			9,526		0	9,526		0
Stock-based compensation expense			$ 146,596	$ 1,000		$ 716,193	$ 5,000	$ 2,156,915	$ 4,712
Redeemable convertible preferred stock, shares outstanding			9,526		0	9,526		0	7,314,578
Redeemable convertible preferred stock, liquidation preference			$ 14,289			$ 14,289			$ 52,482,999
Stock-based compensation						$ 716,193	$ 5,000	$ 2,157,000	$ 4,712
Preferred stock shares outstanding			0		0	0		0
PubCo Merger
Redeemable Convertible Preferred Stock
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)								11,300,000
Series B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)									$ 0.0001
Shares Authorized									7,610,700
Redeemable convertible preferred stock, shares issued									7,288,333
Issuance of redeemable convertible preferred stock								161,112
Redeemable convertible preferred stock, shares outstanding									7,288,333
Redeemable convertible preferred stock, liquidation preference									$ 26,237,999
Series A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)			$ 1,000.00		$ 10	$ 1,000.00		$ 10	$ 0.0001	$ 10
Shares Authorized			25,000			25,000			26,250	5,945
Redeemable convertible preferred stock, shares issued									26,245
Stock-based compensation expense								$ 2,145,000	$ 0
Issuance of redeemable convertible preferred stock	10,029	900				9,526
Redeemable convertible preferred stock, shares outstanding									26,245
Redeemable convertible preferred stock, liquidation preference									$ 26,245,000
Stock-based compensation					$ 2,145,000
Series A and B Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock
Preferred stock shares outstanding					0			0